Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,151	$ 6,221	$ 17,539	$ 18,059
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	5,572	5,774	15,912	16,508
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	501	395	1,452	1,372
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 78	$ 52	$ 175	$ 179